Commitments and Contingencies - Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
2013	$ 98
2014	67
2015	46
2016	29
2017	12
Rent expense for operating leases	$ 102	$ 100	$ 87